Label	Element	Value
PF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MARCH 2, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

Risk/Return [Heading]	rr_RiskReturnHeading	PF Multi-Asset Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PF Multi-Asset Fund – In the Principal Investment Strategies subsection, the first sentence of the last paragraph is deleted and replaced with the following:

Collateral Management:  A significant portion of the Fund’s assets will be invested in investment grade debt securities, including domestic debt, and U.S. dollar denominated debt issued by non-U.S. entities in developed markets, which are available as collateral for the Fund’s derivative positions.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In the Principal Risks subsection, the first sentence of the Foreign Markets Risk is deleted.